THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—97.2%	SHARES	VALUE
AEROSPACE & DEFENSE—0.4%
Airbus SE	54,466	$3,987,537
TransDigm Group, Inc.	27,221	11,748,039
		15,735,576
APPAREL ACCESSORIES & LUXURY GOODS—0.3%
LVMH Moet Hennessy Louis Vuitton SE	28,169	12,251,697

APPLICATION SOFTWARE—8.3%
Adobe, Inc.*	272,963	121,282,920
Cadence Design Systems, Inc.*	86,085	9,404,786
Intuit, Inc.	88,521	27,120,179
Palantir Technologies, Inc., Cl. A*,@,(a)	239,030	1,374,423
RingCentral, Inc., Cl. A*	99,016	28,741,374
salesforce.com, Inc.*	645,541	125,783,664
		313,707,346
AUTOMOBILE MANUFACTURERS—0.5%
Tesla, Inc.*	12,416	17,764,316

AUTOMOTIVE RETAIL—0.1%
Carvana Co., Cl. A*	14,190	2,198,741

BIOTECHNOLOGY—2.3%
BioMarin Pharmaceutical, Inc.*	217,112	26,012,189
Sarepta Therapeutics, Inc.*	84,570	12,983,186
Vertex Pharmaceuticals, Inc.*	183,589	49,936,208
		88,931,583
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	292,698	9,768,796
Las Vegas Sands Corp.	340,495	14,859,202
		24,627,998
DATA PROCESSING & OUTSOURCED SERVICES—11.0%
Fidelity National Information Services, Inc.	856,223	125,273,987
Fiserv, Inc.*	120,600	12,034,674
PayPal Holdings, Inc.*	507,500	99,505,525
Visa, Inc., Cl. A	930,884	177,240,314
		414,054,500
DIVERSIFIED BANKS—0.4%
Bank of America Corp.	472,341	11,751,844
JPMorgan Chase & Co.	41,041	3,966,202
		15,718,046
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	91,572	27,642,840

ENVIRONMENTAL & FACILITIES SERVICES—0.4%
Waste Connections, Inc.	146,842	15,032,216

FINANCIAL EXCHANGES & DATA—2.4%
Intercontinental Exchange, Inc.	449,129	43,466,705
S&P Global, Inc.	131,102	45,918,475
		89,385,180

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
FOOD DISTRIBUTORS—0.3%
Sysco Corp.	214,665	$11,345,045

FOOTWEAR—0.3%
NIKE, Inc., Cl. B	127,677	12,462,552

HEALTHCARE EQUIPMENT—6.8%
Boston Scientific Corp.*	1,869,417	72,103,414
Danaher Corp.	819,676	167,049,969
DexCom, Inc.*	45,189	19,681,617
		258,835,000
HEALTHCARE SERVICES—0.3%
Guardant Health, Inc.*	134,058	11,419,060

HEALTHCARE SUPPLIES—0.4%
Align Technology, Inc.*	52,362	15,385,003

HOME IMPROVEMENT RETAIL—2.1%
Lowe’s Cos., Inc.	546,158	81,328,388

INDUSTRIAL GASES—0.7%
Air Products & Chemicals, Inc.	96,231	27,582,692

INTERACTIVE MEDIA & SERVICES—9.1%
Alphabet, Inc., Cl. C*	91,124	135,133,247
Baidu, Inc.#,*	27,829	3,322,783
Facebook, Inc., Cl. A*	639,669	162,264,835
Pinterest, Inc., Cl. A*	382,424	13,113,319
Tencent Holdings Ltd.	416,376	28,562,835
		342,397,019
INTERNET & DIRECT MARKETING RETAIL—15.4%
Alibaba Group Holding Ltd.#,*	650,769	163,356,034
Altaba, Inc*,@,(a)	342,659	7,600,177
Amazon.com, Inc.*	122,043	386,227,040
MercadoLibre, Inc.*	21,359	24,020,759
		581,204,010
INTERNET SERVICES & INFRASTRUCTURE—1.1%
Shopify, Inc., Cl. A*	6,083	6,228,992
Twilio, Inc., Cl. A*	91,770	25,458,833
VeriSign, Inc.*	55,170	11,678,386
		43,366,211
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	318,236	15,555,376

MANAGED HEALTHCARE—0.9%
UnitedHealth Group, Inc.	111,721	33,826,884

METAL & GLASS CONTAINERS—0.5%
Ball Corp.	244,195	17,980,078

MOVIES & ENTERTAINMENT—1.3%
Live Nation Entertainment, Inc.*	271,427	12,705,498
Netflix, Inc.*	75,362	36,842,974
		49,548,472

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—97.2% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—0.6%
GW Pharmaceuticals PLC#,*	109,097	$13,924,050
Novartis AG#	112,925	9,275,660
		23,199,710
PROPERTY & CASUALTY INSURANCE—0.8%
The Progressive Corp.	357,197	32,269,177

RAILROADS—1.2%
Union Pacific Corp.	267,137	46,308,199

RESEARCH & CONSULTING SERVICES—0.7%
CoStar Group, Inc.*	27,971	23,768,637
TransUnion	51,139	4,580,520
		28,349,157
RESTAURANTS—0.5%
Chipotle Mexican Grill, Inc., Cl. A*	16,617	19,195,294

SEMICONDUCTOR EQUIPMENT—1.5%
ASML Holding NV	14,850	5,252,742
Lam Research Corp.	141,076	53,208,224
		58,460,966
SEMICONDUCTORS—4.9%
Advanced Micro Devices, Inc.*	150,513	11,654,222
Micron Technology, Inc.*	134,059	6,710,323
NVIDIA Corp.	188,767	80,148,581
NXP Semiconductors NV	490,968	57,703,469
QUALCOMM, Inc.	102,769	10,853,434
Taiwan Semiconductor Manufacturing Co., Ltd.#	249,854	19,710,982
		186,781,011
SPECIALTY CHEMICALS—1.3%
The Sherwin-Williams Co.	74,694	48,395,736

SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	1,458,015	298,907,654
Palo Alto Networks, Inc.*	89,181	22,823,202
ServiceNow, Inc.*	23,503	10,322,518
		332,053,374
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	603,479	256,502,714

WIRELESS TELECOMMUNICATION SERVICES—3.2%
T-Mobile US, Inc.*	1,128,900	121,221,282

TOTAL COMMON STOCKS (Cost $2,076,888,765)		3,692,022,449

PREFERRED STOCKS—0.2%	SHARES	VALUE
APPLICATION SOFTWARE—0.2%
Palantir Technologies, Inc., Cl. B*,@,(a)	974,841	5,605,336

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.2% (CONT.)	SHARES	VALUE
APPLICATION SOFTWARE—0.2% (CONT.)
Palantir Technologies, Inc., Cl. D*,@,(a)	127,007	$730,290
		6,335,626
TOTAL PREFERRED STOCKS (Cost $7,275,902)		6,335,626

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	260,033	43,347,501
(Cost $32,413,882)		43,347,501
Total Investments (Cost $2,116,578,549)	98.5%	$3,741,705,576
Unaffiliated Securities (Cost $2,116,578,549)		3,741,705,576
Other Assets in Excess of Liabilities	1.5%	58,598,774
NET ASSETS	100.0%	$3,800,304,350

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Altaba, Inc.	10/24/18	$986,137	0.03%	$1,244,187	0.03%
Altaba, Inc.	10/25/18	1,506,214	0.04%	1,891,355	0.05%
Altaba, Inc.	10/29/18	1,458,917	0.04%	1,907,613	0.05%
Altaba, Inc.	10/30/18	1,034,749	0.03%	1,378,465	0.04%
Altaba, Inc.	10/31/18	767,835	0.02%	973,724	0.03%
Altaba, Inc.	11/6/18	165,940	0.00%	204,833	0.01%
Palantir Technologies, Inc., Cl. A	10/7/14	1,555,368	0.05%	1,374,423	0.04%
Palantir Technologies, Inc., Cl. B	10/7/14	6,437,297	0.22%	5,605,336	0.15%
Palantir Technologies, Inc., Cl. D	10/14/14	838,605	0.03%	730,290	0.02%
Total				$15,310,226	0.40%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—96.9%	SHARES	VALUE
AEROSPACE & DEFENSE—0.2%
TransDigm Group, Inc.	4,342	$1,873,920

APPLICATION SOFTWARE—7.2%
Adobe, Inc.*	72,418	32,176,766
Avalara, Inc.*	30,373	4,083,650
Intuit, Inc.	16,303	4,994,750
salesforce.com, Inc.*	166,131	32,370,625
		73,625,791
BIOTECHNOLOGY—1.5%
BioMarin Pharmaceutical, Inc.*	51,287	6,144,695
Vertex Pharmaceuticals, Inc.*	35,504	9,657,088
		15,801,783
CASINOS & GAMING—0.6%
DraftKings, Inc., Cl. A*	191,394	6,387,775

DATA PROCESSING & OUTSOURCED SERVICES—12.1%
Fidelity National Information Services, Inc.	264,156	38,648,664
PayPal Holdings, Inc.*	198,854	38,989,304
Visa, Inc., Cl. A	246,256	46,887,143
		124,525,111
DIVERSIFIED SUPPORT SERVICES—1.1%
Cintas Corp.	36,509	11,020,972

EDUCATION SERVICES—0.2%
Bright Horizons Family Solutions, Inc.*	19,269	2,066,408

FINANCIAL EXCHANGES & DATA—2.1%
S&P Global, Inc.	60,507	21,192,577

FOOD DISTRIBUTORS—0.4%
US Foods Holding Corp.*	178,471	3,622,961

HEALTHCARE EQUIPMENT—7.0%
Boston Scientific Corp.*	569,084	21,949,570
Danaher Corp.	212,414	43,289,973
DexCom, Inc.*	16,165	7,040,504
		72,280,047
HEALTHCARE SERVICES—0.3%
Guardant Health, Inc.*	40,820	3,477,048

HEALTHCARE SUPPLIES—0.4%
Align Technology, Inc.*	13,270	3,898,991

HOME IMPROVEMENT RETAIL—2.1%
Lowe’s Cos., Inc.	143,122	21,312,297

INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	16,346	4,685,254

INTERACTIVE MEDIA & SERVICES—8.3%
Alphabet, Inc., Cl. C*	24,941	36,986,505
Facebook, Inc., Cl. A*	166,803	42,312,917
Pinterest, Inc., Cl. A*	185,107	6,347,319
		85,646,741

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—96.9% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—15.8%
Alibaba Group Holding Ltd.#,*	180,291	$45,256,647
Amazon.com, Inc.*	32,973	104,348,993
Farfetch Ltd., Cl. A*	120,723	3,094,130
MercadoLibre, Inc.*	8,942	10,056,352
		162,756,122
INVESTMENT BANKING & BROKERAGE—0.4%
Morgan Stanley	83,917	4,101,863

MANAGED HEALTHCARE—2.0%
UnitedHealth Group, Inc.	66,849	20,240,540

MOVIES & ENTERTAINMENT—0.7%
Netflix, Inc.*	14,487	7,082,405

PHARMACEUTICALS—0.5%
GW Pharmaceuticals PLC#,*	38,560	4,921,413

PROPERTY & CASUALTY INSURANCE—1.0%
The Progressive Corp.	118,423	10,698,334

RAILROADS—1.1%
Union Pacific Corp.	64,874	11,245,908

RESEARCH & CONSULTING SERVICES—0.3%
CoStar Group, Inc.*	3,313	2,815,255

RESTAURANTS—0.5%
Starbucks Corp.	66,150	5,062,460

SEMICONDUCTOR EQUIPMENT—2.8%
Applied Materials, Inc.	447,983	28,818,746

SEMICONDUCTORS—6.2%
Advanced Micro Devices, Inc.*	75,497	5,845,733
Microchip Technology, Inc.	40,167	4,086,189
NVIDIA Corp.	55,660	23,632,679
NXP Semiconductors NV	218,482	25,678,189
QUALCOMM, Inc.	40,442	4,271,080
		63,513,870
SPECIALTY CHEMICALS—2.1%
The Sherwin-Williams Co.	32,561	21,096,923

SYSTEMS SOFTWARE—8.8%
Microsoft Corp.	403,265	82,673,358
Palo Alto Networks, Inc.*	28,482	7,289,113
		89,962,471
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.6%
Apple, Inc.	159,948	67,984,298

TRUCKING—0.4%
Uber Technologies, Inc.*	137,707	4,167,014

WIRELESS TELECOMMUNICATION SERVICES—3.7%
T-Mobile US, Inc.*	356,234	38,252,407
TOTAL COMMON STOCKS
(Cost $701,507,346)		994,137,705

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$60,692
(Cost $345,713)		60,692

REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
SPECIALIZED—1.9%
Crown Castle International Corp.	115,973	19,332,699
(Cost $16,346,923)		19,332,699
Total Investments
(Cost $718,199,982)	98.8%	$1,013,531,096
Affiliated Securities (Cost $345,713)		60,692
Unaffiliated Securities (Cost $717,854,269)		1,013,470,404
Other Assets in Excess of Liabilities	1.2%	12,766,008
NET ASSETS	100.0%	$1,026,297,104

#	American Depositary Receipts.
(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$60,692	0.01%
Total				$60,692	0.01%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
HEICO Corp.	5,067	$487,040
Mercury Systems, Inc.*	12,410	960,907
TransDigm Group, Inc.	1,128	486,822
		1,934,769
ALTERNATIVE CARRIERS—0.6%
Bandwidth, Inc., Cl. A*	4,060	587,807

APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Lululemon Athletica, Inc.*	3,960	1,289,336

APPAREL RETAIL—0.5%
Burlington Stores, Inc.*	2,627	493,876

APPLICATION SOFTWARE—14.9%
ANSYS, Inc.*	2,376	737,986
Atlassian Corp. PLC, Cl. A*	4,689	828,312
Avalara, Inc.*	10,710	1,439,960
Benefitfocus, Inc.*	44,950	526,365
Bill.com Holdings, Inc.*	6,131	570,857
Cadence Design Systems, Inc.*	14,405	1,573,746
Coupa Software, Inc.*	5,825	1,785,070
DocuSign, Inc., Cl. A*	5,011	1,086,535
Dynatrace, Inc.*	11,629	486,441
Fair Isaac Corp.*	1,669	733,008
Five9, Inc.*	6,287	759,595
Palantir Technologies, Inc., Cl. A*,@,(a)	12,426	71,450
Paycom Software, Inc.*	3,314	942,402
PTC, Inc.*	9,062	775,345
RingCentral, Inc., Cl. A*	4,107	1,192,139
Splunk, Inc.*	2,398	503,148
Vertex, Inc., Cl. A*	640	15,078
Workday, Inc., Cl. A*	1,962	354,965
Zoom Video Communications, Inc., Cl. A*	2,397	608,622
		14,991,024
AUTOMOTIVE RETAIL—0.7%
O’Reilly Automotive, Inc.*	1,547	738,507

BIOTECHNOLOGY—6.4%
BioMarin Pharmaceutical, Inc.*	6,943	831,841
BioNTech SE#,*	2,307	189,428
Forte Biosciences, Inc.*	78,465	1,479,065
Genmab AS#,*	23,076	788,968
Immunomedics, Inc.*	7,785	328,761
Moderna, Inc.*	8,632	639,631
Sarepta Therapeutics, Inc.*	5,715	877,367
Seattle Genetics, Inc.*	5,438	904,176
Twist Bioscience Corp.*	6,205	347,728
		6,386,965
BUILDING PRODUCTS—0.6%
Lennox International, Inc.	2,075	556,391

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
CASINOS & GAMING—1.0%
DraftKings, Inc., Cl. A*	22,573	$753,374
Penn National Gaming, Inc.*	8,021	271,511
		1,024,885
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
Global Payments, Inc.	5,601	997,090
Square, Inc., Cl. A*	4,547	590,428
		1,587,518
DISTRIBUTORS—1.4%
Pool Corp.	4,383	1,388,096

DIVERSIFIED SUPPORT SERVICES—2.5%
Cintas Corp.	4,007	1,209,593
Copart, Inc.*	13,548	1,263,351
		2,472,944
EDUCATION SERVICES—1.0%
Chegg, Inc.*	12,736	1,031,234

ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
AMETEK, Inc.	7,375	687,719

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.0%
Cognex Corp.	11,580	774,354
Keysight Technologies, Inc.*	4,692	468,684
Trimble, Inc.*	16,500	734,415
		1,977,453
FINANCIAL EXCHANGES & DATA—0.9%
MarketAxess Holdings, Inc.	1,039	536,852
Tradeweb Markets, Inc., Cl. A	7,507	405,903
		942,755
FOOD DISTRIBUTORS—1.9%
US Foods Holding Corp.*	95,261	1,933,798

GENERAL MERCHANDISE STORES—0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	2,872	301,847

HEALTHCARE EQUIPMENT—7.5%
ABIOMED, Inc.*	1,671	501,200
DexCom, Inc.*	5,899	2,569,251
Hologic, Inc.*	9,639	672,609
IDEXX Laboratories, Inc.*	595	236,661
Insulet Corp.*	4,040	821,574
Masimo Corp.*	4,162	916,139
Nevro Corp.*	1,789	237,865
ResMed, Inc.	3,866	782,904
Sartorius AG	1,410	542,629
Tandem Diabetes Care, Inc.*	2,349	245,377
		7,526,209
HEALTHCARE SERVICES—1.3%
1Life Healthcare, Inc.*	5,985	177,216
Guardant Health, Inc.*	13,527	1,152,230
		1,329,446

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
HEALTHCARE SUPPLIES—0.8%
Align Technology, Inc.*	1,415	$415,755
Quidel Corp.*	1,551	438,111
		853,866
HEALTHCARE TECHNOLOGY—4.3%
Livongo Health, Inc.*	6,664	847,994
Phreesia, Inc.*	9,115	273,997
Teladoc Health, Inc.*	6,891	1,637,508
Veeva Systems, Inc., Cl. A*	5,856	1,549,322
		4,308,821
HOTELS RESORTS & CRUISE LINES—0.5%
Extended Stay America, Inc.	41,975	478,935

INDUSTRIAL MACHINERY—1.9%
Donaldson Co., Inc.	21,050	1,017,557
Lincoln Electric Holdings, Inc.	5,877	531,222
Woodward, Inc.	4,175	312,875
		1,861,654
INTERACTIVE HOME ENTERTAINMENT—1.5%
Activision Blizzard, Inc.	9,131	754,494
Take-Two Interactive Software, Inc.*	4,437	727,757
		1,482,251
INTERACTIVE MEDIA & SERVICES—1.2%
Pinterest, Inc., Cl. A*	34,100	1,169,289

INTERNET & DIRECT MARKETING RETAIL—6.0%
Etsy, Inc.*	8,887	1,052,043
Farfetch Ltd., Cl. A*	35,530	910,634
Fiverr International Ltd.*	11,359	1,061,271
Magnite, Inc.*	49,011	294,311
MercadoLibre, Inc.*	1,010	1,135,866
Wayfair, Inc., Cl. A*	6,047	1,609,047
		6,063,172
INTERNET SERVICES & INFRASTRUCTURE—3.4%
Akamai Technologies, Inc.*	9,271	1,042,431
Shopify, Inc., Cl. A*	533	545,792
Twilio, Inc., Cl. A*	4,058	1,125,770
VeriSign, Inc.*	3,538	748,924
		3,462,917
LEISURE FACILITIES—1.4%
Vail Resorts, Inc.	7,509	1,441,953

LEISURE PRODUCTS—0.7%
Peloton Interactive, Inc., Cl. A*	10,265	700,278

LIFE SCIENCES TOOLS & SERVICES—2.4%
Bio-Rad Laboratories, Inc., Cl. A*	671	352,201
Bio-Techne Corp.	2,438	670,840
Lonza Group AG	739	462,249
Repligen Corp.*	6,031	910,139
		2,395,429

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT.)	SHARES	VALUE
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	11,841	$871,853

MOVIES & ENTERTAINMENT—1.7%
Liberty Media Corp.-Liberty Formula One, Cl. C*	14,812	524,937
Roku, Inc., Cl. A*	7,533	1,166,787
		1,691,724
PHARMACEUTICALS—1.1%
GW Pharmaceuticals PLC#,*	5,145	656,657
Horizon Therapeutics PLC*	6,986	427,473
		1,084,130
PROPERTY & CASUALTY INSURANCE—0.5%
The Progressive Corp.	5,941	536,710

REAL ESTATE SERVICES—0.9%
FirstService Corp.	7,187	859,206

REGIONAL BANKS—0.4%
SVB Financial Group*	1,984	444,952

RESEARCH & CONSULTING SERVICES—2.1%
CoStar Group, Inc.*	1,005	854,009
Verisk Analytics, Inc., Cl. A	6,849	1,292,475
		2,146,484
RESTAURANTS—1.8%
Chipotle Mexican Grill, Inc., Cl. A*	1,145	1,322,658
Shake Shack, Inc., Cl. A*	9,444	458,506
		1,781,164
SEMICONDUCTOR EQUIPMENT—2.8%
Lam Research Corp.	4,459	1,681,756
SolarEdge Technologies, Inc.*	6,225	1,089,998
		2,771,754
SEMICONDUCTORS—5.4%
Advanced Micro Devices, Inc.*	45,273	3,505,488
Inphi Corp.*	5,821	760,572
Universal Display Corp.	6,919	1,207,020
		5,473,080
SYSTEMS SOFTWARE—3.0%
Crowdstrike Holdings, Inc., Cl. A*	15,042	1,702,755
Palo Alto Networks, Inc.*	5,145	1,316,708
		3,019,463
TRUCKING—0.5%
Old Dominion Freight Line, Inc.	2,944	538,222

TOTAL COMMON STOCKS (Cost $65,883,622)		94,619,886

PREFERRED STOCKS—0.4%	SHARES	VALUE
APPLICATION SOFTWARE—0.3%
Palantir Technologies, Inc., Cl. B*,@,(a)	50,675	291,381

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.4% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	$131,147

TOTAL PREFERRED STOCKS (Cost $1,081,669)		422,528

WARRANTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Forte Biosciences, Inc., 2/20/21*,@	95,530	791,562
(Cost $0)		791,562

RIGHTS—1.3%	SHARES	VALUE
BIOTECHNOLOGY—1.3%
BioNTech Pharmaceuticals Ltd.*	2,307	–
Tolero CDR*,@,(a),(c)	422,928	1,311,077
		1,311,077
TOTAL RIGHTS (Cost $226,186)		1,311,077

REAL ESTATE INVESTMENT TRUST—2.6%	SHARES	VALUE
INDUSTRIAL—0.7%
Rexford Industrial Realty, Inc.	14,547	682,691

RESIDENTIAL—0.7%
Equity LifeStyle Properties, Inc.	9,785	668,511

SPECIALIZED—1.2%
Crown Castle International Corp.	7,697	1,283,090
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,040,858)		2,634,292
Total Investments
(Cost $69,232,335)	99.3%	$99,779,345
Affiliated Securities (Cost $747,040)		131,147
Unaffiliated Securities (Cost $68,485,295)		99,648,198
Other Assets in Excess of Liabilities	0.7%	685,760
NET ASSETS	100.0%	$100,465,105

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Forte Biosciences, Inc., Warrants	2/19/20	$0	0.00%	$791,562	0.79%
Palantir Technologies, Inc., Cl. A	10/7/14	80,856	0.05%	71,450	0.07%
Palantir Technologies, Inc., Cl. B	10/7/14	334,629	0.22%	291,381	0.29%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	131,147	0.13%
Tolero CDR	2/6/17	226,186	0.23%	1,311,077	1.31%
Total				$2,596,617	2.59%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited)

COMMON STOCKS—93.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	13,217	$492,994
Mercury Systems, Inc.*	35,662	2,761,309
		3,254,303
ALTERNATIVE CARRIERS—1.2%
Bandwidth, Inc., Cl. A*	19,255	2,787,739

APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	12,592	2,367,296

APPLICATION SOFTWARE—21.5%
ACI Worldwide, Inc.*	117,982	3,160,738
Avalara, Inc.*	56,021	7,532,024
Benefitfocus, Inc.*	61,531	720,528
Bill.com Holdings, Inc.*	18,468	1,719,555
Blackbaud, Inc.	36,633	2,291,028
Blackline, Inc.*	21,481	1,909,876
Coupa Software, Inc.*	12,358	3,787,109
Everbridge, Inc.*	32,572	4,651,283
Guidewire Software, Inc.*	22,287	2,622,288
HubSpot, Inc.*	20,986	4,923,526
Manhattan Associates, Inc.*	24,618	2,358,158
Medallia, Inc.*	19,199	589,985
Paycom Software, Inc.*	13,528	3,846,957
Q2 Holdings, Inc.*	42,423	3,989,883
Smartsheet, Inc., Cl. A*	32,833	1,567,447
SPS Commerce, Inc.*	34,210	2,571,566
Tyler Technologies, Inc.*	8,580	3,065,205
Vertex, Inc., Cl. A*	21,568	508,142
		51,815,298
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group, Inc.	8,682	597,235
WisdomTree Investments, Inc.	319,797	1,151,269
		1,748,504
BIOTECHNOLOGY—3.7%
BioNTech SE#,*	8,577	704,257
CareDx, Inc.*	121,156	4,040,554
Exact Sciences Corp.*	17,131	1,623,162
Moderna, Inc.*	26,741	1,981,508
Turning Point Therapeutics, Inc.*	8,954	530,345
		8,879,826
CASINOS & GAMING—2.2%
DraftKings, Inc., Cl. A*	108,975	3,637,040
Penn National Gaming, Inc.*	46,315	1,567,763
		5,204,803
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	22,506	975,635

ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Sunrun, Inc.*	75,312	2,763,197

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.0% (CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—0.7%
Dolby Laboratories, Inc., Cl. A	24,082	$1,676,107

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
Cognex Corp.	54,725	3,659,461

FINANCIAL EXCHANGES & DATA—0.8%
Tradeweb Markets, Inc., Cl. A	33,414	1,806,695

FOOD DISTRIBUTORS—0.5%
The Chefs’ Warehouse, Inc.*	30,855	355,758
US Foods Holding Corp.*	39,179	795,334
		1,151,092
GENERAL MERCHANDISE STORES—0.7%
Ollie’s Bargain Outlet Holdings, Inc.*	16,724	1,757,692

HEALTHCARE EQUIPMENT—13.3%
ABIOMED, Inc.*	13,706	4,110,978
Cantel Medical Corp.	67,713	3,199,439
CryoPort, Inc.*	62,185	2,060,811
DexCom, Inc.*	16,556	7,210,800
Inmode Ltd.*	15,865	513,391
Inogen, Inc.*	23,554	723,108
Insulet Corp.*	35,418	7,202,604
Mesa Laboratories, Inc.	4,857	1,150,818
Tandem Diabetes Care, Inc.*	55,845	5,833,569
		32,005,518
HEALTHCARE SERVICES—1.8%
1Life Healthcare, Inc.*	10,326	305,753
Guardant Health, Inc.*	32,133	2,737,088
Progenity, Inc.*	127,824	1,164,477
		4,207,318
HEALTHCARE SUPPLIES—6.9%
Neogen Corp.*	66,840	5,131,307
Quidel Corp.*,(a)	40,395	11,410,375
		16,541,682
HEALTHCARE TECHNOLOGY—8.2%
Livongo Health, Inc.*	9,768	1,242,978
Teladoc Health, Inc.*	21,671	5,149,680
Veeva Systems, Inc., Cl. A*	36,927	9,769,776
Vocera Communications, Inc.*	110,061	3,386,577
		19,549,011
HOMEFURNISHING RETAIL—0.4%
Bed Bath & Beyond, Inc.	84,961	919,278

HYPERMARKETS & SUPER CENTERS—1.3%
BJ’s Wholesale Club Holdings, Inc.*	76,363	3,058,338

INSURANCE BROKERS—0.4%
eHealth, Inc.*	12,288	849,592

INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	8,644	1,417,789

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

COMMON STOCKS—93.0% (CONT.)	SHARES	VALUE
INTERACTIVE MEDIA & SERVICES—0.2%
Eventbrite, Inc., Cl. A*	45,856	$390,693

INTERNET & DIRECT MARKETING RETAIL—1.7%
Farfetch Ltd., Cl. A*	41,752	1,070,104
Fiverr International Ltd.*	31,458	2,939,121
		4,009,225
INTERNET SERVICES & INFRASTRUCTURE—3.1%
Shopify, Inc., Cl. A*	7,220	7,393,280

LEISURE FACILITIES—0.6%
Planet Fitness, Inc., Cl. A*	28,044	1,463,897

LIFE SCIENCES TOOLS & SERVICES—7.6%
Bio-Techne Corp.	25,728	7,079,317
NanoString Technologies, Inc.*	88,251	3,186,744
NeoGenomics, Inc.*	75,749	2,895,884
PRA Health Sciences, Inc.*	22,861	2,436,068
Repligen Corp.*	16,944	2,557,019
		18,155,032
MANAGED HEALTHCARE—0.7%
HealthEquity, Inc.*	30,447	1,569,847

MOVIES & ENTERTAINMENT—0.7%
Live Nation Entertainment, Inc.*	37,079	1,735,668

OIL & GAS EXPLORATION & PRODUCTION—0.6%
Magnolia Oil & Gas Corp., Cl. A*	244,764	1,463,689

PHARMACEUTICALS—0.1%
Aerie Pharmaceuticals, Inc.*	29,613	342,326

REGIONAL BANKS—0.4%
Webster Financial Corp.	33,629	917,063

RESTAURANTS—1.7%
Shake Shack, Inc., Cl. A*	24,917	1,209,720
Wingstop, Inc.	18,917	2,955,782
		4,165,502
SEMICONDUCTOR EQUIPMENT—0.5%
SolarEdge Technologies, Inc.*	7,004	1,226,400

SEMICONDUCTORS—1.1%
Universal Display Corp.	15,150	2,642,918

SPECIALTY CHEMICALS—1.4%
Balchem Corp.	33,670	3,375,754

SPECIALTY STORES—0.8%
Five Below, Inc.*	8,857	964,616
Sportsman’s Warehouse Holdings, Inc.*	65,887	1,060,122
		2,024,738
SYSTEMS SOFTWARE—1.4%
Proofpoint, Inc.*	29,472	3,409,026

TOTAL COMMON STOCKS (Cost $108,869,482)		222,681,232

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments July 31, 2020 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(b),(c)	133,263	$105,278
(Cost $599,684)		105,278

RIGHTS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.7%
BioNTech Pharmaceuticals Ltd.*	8,577	–
Tolero CDR*,@,(c),(d)	528,559	1,638,533
		1,638,533
TOTAL RIGHTS (Cost $285,725)		1,638,533

REAL ESTATE INVESTMENT TRUST—2.5%	SHARES	VALUE
SPECIALIZED—2.5%
Digital Realty Trust, Inc.	37,867	6,079,168
(Cost $4,834,480)		6,079,168
Total Investments (Cost $114,589,371)	96.2%	$230,504,211
Affiliated Securities (Cost $599,684)		105,278
Unaffiliated Securities (Cost $113,989,687)		230,398,933
Other Assets in Excess of Liabilities	3.8%	9,097,630
NET ASSETS	100.0%	$239,601,841

#	American Depositary Receipts.
(a)	All or a portion of this security is segregated as collateral for repayment of the payable for interfund loans in accordance with the terms and conditions of the application and order of exemption that was granted by the Securities and Exchange Commission dated August 11, 2009.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(d)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2020
Prosetta Biosciences, Inc., Series D	2/6/15	$599,684	0.10%	$105,278	0.04%
Tolero CDR	2/6/17	285,725	0.16%	1,638,533	0.68%
Total				$1,743,811	0.72%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series — Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the tenth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2020 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$513,166,773	$484,603,938	$28,562,835	$—
Consumer Discretionary	751,032,996	731,181,122	12,251,697	7,600,177
Consumer Staples	11,345,045	11,345,045	—	—
Financials	152,927,779	152,927,779	—	—
Healthcare	431,597,240	431,597,240	—	—
Industrials	133,067,988	129,080,451	3,987,537	—
Information Technology	1,604,926,122	1,603,551,699	—	1,374,423
Materials	93,958,506	93,958,506	—	—
TOTAL COMMON STOCKS	$3,692,022,449	$3,638,245,780	$44,802,069	$8,974,600
PREFERRED STOCKS
Information Technology	6,335,626	—	—	6,335,626
REAL ESTATE INVESTMENT TRUST
Real Estate	43,347,501	43,347,501	—	—
TOTAL INVESTMENTS IN SECURITIES	$3,741,705,576	$3,681,593,281	$44,802,069	$15,310,226

Alger Focus Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$130,981,553	$130,981,553	$—	$—
Consumer Discretionary	197,585,062	197,585,062	—	—
Consumer Staples	3,622,961	3,622,961	—	—
Financials	35,992,774	35,992,774	—	—
Healthcare	120,619,822	120,619,822	—	—
Industrials	31,123,069	31,123,069	—	—
Information Technology	448,430,287	448,430,287	—	—
Materials	25,782,177	25,782,177	—	—
TOTAL COMMON STOCKS	$994,137,705	$994,137,705	$—	$—
PREFERRED STOCKS
Healthcare	60,692	—	—	60,692
REAL ESTATE INVESTMENT TRUST
Real Estate	19,332,699	19,332,699	—	—
TOTAL INVESTMENTS IN SECURITIES	$1,013,531,096	$1,013,470,404	$—	$60,692

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$4,931,071	$4,931,071	$—	$—
Consumer Discretionary	16,733,283	16,733,283	—	—
Consumer Staples	1,933,798	1,933,798	—	—
Financials	1,924,417	1,924,417	—	—
Healthcare	23,884,866	22,879,988	1,004,878	—
Industrials	10,198,183	10,198,183	—	—
Information Technology	33,283,209	33,211,759	—	71,450
Materials	871,853	871,853	—	—
Real Estate	859,206	859,206	—	—
TOTAL COMMON STOCKS	$94,619,886	$93,543,558	$1,004,878	$71,450

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
PREFERRED STOCKS
Healthcare	$131,147	$—	$—		$131,147
Information Technology	291,381	—	—		291,381
TOTAL PREFERRED STOCKS	$422,528	$—	$—		$422,528
WARRANTS
Healthcare	791,562	—	791,562		—
RIGHTS
Healthcare	1,311,077	—	—	*	1,311,077
REAL ESTATE INVESTMENT TRUST
Real Estate	2,634,292	2,634,292	—		—
TOTAL INVESTMENTS IN SECURITIES	$99,779,345	$96,177,850	$1,796,440		$1,805,055

Alger Small Cap Growth Institutional Fund	TOTAL	LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Communication Services	$6,331,889	$6,331,889	$—		$—
Consumer Discretionary	21,912,431	21,912,431	—		—
Consumer Staples	4,209,430	4,209,430	—		—
Energy	1,463,689	1,463,689	—		—
Financials	5,321,854	5,321,854	—		—
Healthcare	101,250,560	101,250,560	—		—
Industrials	6,993,135	6,993,135	—		—
Information Technology	71,822,490	71,822,490	—		—
Materials	3,375,754	3,375,754	—		—
TOTAL COMMON STOCKS	$222,681,232	$222,681,232	$—		$—
PREFERRED STOCKS
Healthcare	105,278	—	—		105,278
RIGHTS
Healthcare	1,638,533	—	—	*	1,638,533
REAL ESTATE INVESTMENT TRUST
Real Estate	6,079,168	6,079,168	—		—
TOTAL INVESTMENTS IN SECURITIES	$230,504,211	$228,760,400	$—		$1,743,811

* Alger Mid Cap Growth Institutional Fund’s and Alger Small Cap Growth Institutional Fund’s holdings of BioNTech Pharmaceuticals, Ltd.’s rights are classified as a Level 2 investment and fair valued at zero as of July 31, 2020.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2019	$8,128,232
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	846,368
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	8,974,600
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	846,368

Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$6,335,626
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	6,335,626
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2019	$81,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(20,742)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	60,692
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	(20,742)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2019	$71,450
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	71,450
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$467,351
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(44,823)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	422,528
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	(44,823)

Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2019	$1,366,057
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(54,980)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	1,311,077
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	(54,980)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2019	$141,259
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(35,981)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	105,278
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	(35,981)

Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2019	$1,707,246
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(68,713)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2020	1,638,533
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2020	(68,713)

The following table provides quantitative information about each Funds’ Level 3 fair value measurements of the Funds’ investments as of July 31, 2020. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted Average
	July 31, 2020	Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$7,600,177	Income	Discount Rate	1.0%-5.0%	N/A
		Approach
Common Stocks	1,374,423	Market	Transaction Price	N/A	N/A
		Approach
Preferred Stocks	6,335,626	Market	Transaction Price	N/A	N/A
		Approach

Alger Focus Equity Fund
Preferred Stocks	$60,692	Income	Discount Rate	55.00%-60.00%	N/A
		Approach

Alger Mid Cap Growth Institutional Fund
Common Stocks	$71,450	Market	Transaction Price	N/A	N/A
		Approach
Preferred Stocks	131,147	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Preferred Stocks	291,381	Market	Transaction Price	N/A	N/A
		Approach
Rights	1,311,077	Income	Discount Rate	4.24%-5.10%	N/A
		Approach

Alger Small Cap Growth Institutional Fund
Preferred Stocks	$105,278	Income	Discount Rate	55.00%-60.00%	N/A
		Approach
Rights	1,638,533	Income	Discount Rate	4.24%-5.10%	N/A
		Approach

The significant unobservable inputs used in the fair value measurement of the Funds’ securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs could result in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2020, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Institutional Fund	$1,520,369	$–	$1,520,369	$–
Alger Focus Equity Fund	–	–	–	–
Bank overdraft	(432,446)	–	(432,446)	–
Alger Mid Cap Growth Institutional Fund	801,454	–	801,454	–
Alger Small Cap Growth Institutional Fund	9,805,005	–	9,805,005	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — Certain Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, these Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indexes. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2020. Purchase and sale transactions, interest income and dividend income earned during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	76,825	–	–	76,825	$–	$–	$(20,742)	$60,692
Total					$–	$–	$(20,742)	$60,692

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	166,009	–	–	166,009	$–	$–	$(44,823)	$131,147
Total					$–	$–	$(44,823)	$131,147

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at	Dividend/		in	Value at
	October 31,	Purchases/	Sales/	July 31,	Interest	Realized	Unrealized	July 31,
Security	2019	Conversion	Conversion	2020	Income	Gain (Loss)	App(Dep)	2020
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences,
Inc., Series D	133,263	–	–	133,263	$–	$–	$(35,981)	$105,278
Total					$–	$–	$(35,981)	$105,278